INCOME TAXES (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current tax expense (benefit):
Foreign	[1],[2]	$ 5,948	$ (8,473)	$ 2,814
Total current		5,948	(8,473)	2,814
Deferred tax expense (benefit):
Foreign	[1]	(4,516)	(3,805)	(27,556)
Total deferred		(4,516)	(3,805)	(27,556)
Income tax expense (benefit)		$ 1,432	$ (12,278)	$ (24,742)

[1]	Foreign are considered provisions for Tower's subsidiaries outside Israel.
[2]	Includes changes in unrecognized tax benefit, see D below.